Fair Value Measurement and Fair Values of Financial Instruments - Fair value on a nonrecurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	$ 3,817	$ 2,133
Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0
Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	2,997	2,133
Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	820
Impaired loans
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	893
Impaired loans | Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0
Impaired loans | Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	803
Impaired loans | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	90
Loans held for sale
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	2,194	2,133
Loans held for sale | Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0
Loans held for sale | Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	2,194	$ 2,133
Loans held for sale | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0
Foreclosed real estate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	730
Foreclosed real estate | Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0
Foreclosed real estate | Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0
Foreclosed real estate | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	$ 730